Cover	12 Months Ended
Jun. 29, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	1 800 FLOWERS COM INC
Entity Central Index Key	0001084869